Inventory (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [Abstract]
Net realizable value write-down for vanadium finished products	$ 13,897	$ 3,603
Net realizable value write-down for battery components	4,340	444
Net realizable value write-down for warehouse materials	$ 238	$ 21